FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures financial products, time deposits and available-for-sale investments at fair value on a recurring basis. Available-for-sale investments classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC). Financial products and time deposits classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2015 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2015
	RMB	RMB	RMB	RMB	US$
Financial products	—	7,937,009,389	—	7,937,009,389	1,225,263,112
Time deposits	—	1,153,526,819	—	1,153,526,819	178,073,855
Available-for-sale investments
Tujia	—	—	2,876,749,196	2,876,749,196	444,093,550
LY.com	—	—	1,745,309,616	1,745,309,616	269,429,377
Hanting	1,116,231,309	—	—	1,116,231,309	172,316,421
eHi	793,869,127	—	—	793,869,127	122,552,275
Easy Go	—	—	527,301,676	527,301,676	81,401,352
Tuniu	430,659,093	—	—	430,659,093	66,482,308
Others	—	—	316,742,816	316,742,816	48,896,665

Total	2,340,759,529	9,090,536,208	5,466,103,304	16,897,399,041	2,608,508,915

	Fair Value Measurement at December 31, 2014 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2014
	RMB	RMB	RMB	RMB	US$
Financial products	—	5,990,483,880	—	5,990,483,880	965,490,746
Time deposits	—	448,370,707	—	448,370,707	72,264,240
Available-for-sale investments
LY.com	—	—	1,547,844,523	1,547,844,523	249,467,254
Hanting	898,828,511	—	—	898,828,511	144,864,860
Easy Go	—	—	627,905,501	627,905,501	101,199,997
eHi	535,024,052	—	—	535,024,052	86,230,225
Tuniu	216,690,294	—	—	216,690,294	34,924,136
Others	—	—	207,514,062	207,514,062	33,445,195

Total	1,650,542,857	6,438,854,587	2,383,264,086	10,472,661,530	1,687,886,653

The roll forward of major Level 3 investments are as following:

	Tujia	LY.com	Easy Go	Others
	RMB	RMB	RMB	RMB
Fair value of Level 3 investment as at December 31, 2013	—	—	143,904,165	93,600,692
Addition	—	1,414,285,714	184,377,000	142,425,000
Effect of exchange rate change	—	—	4,833,800	7,330,044
Other than temporary impairment				(33,000,000)
The change in fair value of the investment	—	133,558,809	294,790,536	(2,841,674)

Fair value of Level 3 investment as at December 31, 2014	—	1,547,844,523	627,905,501	207,514,062

Addition	2,784,302,479	—	—	94,928,814
Effect of exchange rate change	53,534,169	—	13,372,961	7,103,210
The change in fair value of the investment	38,912,548	197,465,093	(113,976,786)	7,196,730

Fair value of Level 3 investment as at December 31, 2015	2,876,749,196	1,745,309,616	527,301,676	316,742,816

Fair value of Level 3 investments as at December 31, 2015 (US$)	444,093,550	269,429,377	81,401,352	48,896,665

The Company determined the fair value of their investment by using an income approach concluding on the overall investee’s equity value and allocating this value to the various classes of preferred and common shares by using an option-pricing method. The determination of the fair value was assisted by independent appraisals, based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs used in the valuation are as following:

Unobservable Input	Tujia	LY.com	Easy Go	Others
Weighted average cost of capital	17%	17%	12%	17 - 25%
Terminal growth rate	3%	3%	3%	3%
Lack of marketability discount	30%	35%	20%	9 - 30%
Time to liquidation	4 years	4 years	2 years	0.58 - 3.29 years
Risk-free rate	2.21%	2.21%	1.65%	1.45 - 2.60%
Expected volatility	42.8%	50.4%	38.75%	33.07 - 62.72%
Probability	Liquidation scenario: 10% Redemption scenario: 10% IPO scenario: 80%	Liquidation scenario: 70% IPO scenario: 30%	Liquidation scenario: 55% Redemption scenario: 45% Conversion scenario: 5%	Liquidation scenario: 40% - 50% Redemption scenario: 40% - 50% Conversion scenario: 0 - 20%
Dividend yield	Nil	Nil	Nil	Nil